Note 9 - Margin Loan Payable (Tables)	12 Months Ended
Nov. 30, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	US$	$
Initial draw-down	10,000,000	12,388,000
Less: transaction costs and fees	(340,962)	(422,384)
Interest expense	108,274	136,003
Unrealized foreign exchange loss	-	380,029
Balance at the end of year	9,767,312	12,481,648